Shareholders' equity	6 Months Ended
Jun. 30, 2022
Shareholders' equity
Shareholders' equity

Note 16 - Shareholders' equity

(a)	Share capital

The Company’s authorized capital stock includes an unlimited number of common shares (191,556,373 common shares issued and outstanding as at June 30, 2022) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital in for the periods ended June 30, 2022 and December 31, 2021 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2021	190,956,476	$5,580.1
Exercise of stock options	5,614	0.5
Vesting of restricted share units	58,457	6.1
Dividend reinvestment plan	313,845	41.8
Balance at December 31, 2021	191,334,392	$5,628.5
Exercise of stock options	71,741	$6.7
Dividend reinvestment plan	150,240	21.8
Balance at June 30, 2022	191,556,373	$5,657.0

(b)	Dividends

In Q2 2022 and H1 2022, the Company declared dividends of $0.32 and $0.64 per common share, respectively (Q2 2021 and H1 2021 - $0.30 and $0.56 per common share, respectively).

Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Cash dividends	$51.3	$45.2	$101.4	$87.0
DRIP dividends	9.7	11.4	21.8	19.5
	$61.0	$56.6	$123.2	$106.5